FT Vest U.S. Equity Max Buffer ETF - June Average Annual Total Returns		12 Months Ended		14 Months Ended		15 Months Ended	17 Months Ended		18 Months Ended	21 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	16.41%	15.19%	16.11%	16.82%	17.92%	19.06%	17.38%	18.32%
FT Vest U.S. Equity Max Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Percent		7.74%							7.88%
Performance Inception Date	Jun. 21, 2024
FT Vest U.S. Equity Max Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.74%							7.88%
FT Vest U.S. Equity Max Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.58%							6.03%